Long-term debt	12 Months Ended
Dec. 31, 2016
Long-term debt
Long-term debt

10 – Long-term debt

				US dollar-denominated amount

In millions			Maturity			December 31,	2016	2015
Notes and debentures (1)
Canadian National series:
	5.80%	10-year notes (2)	June 1, 2016	US$	250		$-	$346
	1.45%	5-year notes (2)	Dec. 15, 2016	US$	300		-	415
	-	3-year floating rate notes (3)	Nov. 14, 2017	US$	250		336	346
	5.85%	10-year notes (2)	Nov. 15, 2017	US$	250		336	346
	5.55%	10-year notes (2)	May 15, 2018	US$	325		436	450
	6.80%	20-year notes (2)	July 15, 2018	US$	200		269	277
	5.55%	10-year notes (2)	Mar. 1, 2019	US$	550		738	761
	2.75%	7-year notes (2)	Feb. 18, 2021				250	250
	2.85%	10-year notes (2)	Dec. 15, 2021	US$	400		537	554
	2.25%	10-year notes (2)	Nov. 15, 2022	US$	250		336	346
	7.63%	30-year debentures	May 15, 2023	US$	150		201	208
	2.95%	10-year notes (2)	Nov. 21, 2024	US$	350		470	484
	2.80%	10-year notes (2)	Sep. 22, 2025				350	350
	2.75%	10-year notes (2)	Mar. 1, 2026	US$	500		671	-
	6.90%	30-year notes (2)	July 15, 2028	US$	475		638	657
	7.38%	30-year debentures (2)	Oct. 15, 2031	US$	200		269	277
	6.25%	30-year notes (2)	Aug. 1, 2034	US$	500		671	692
	6.20%	30-year notes (2)	June 1, 2036	US$	450		604	623
	6.71%	Puttable Reset Securities PURSSM (2)	July 15, 2036	US$	250		336	346
	6.38%	30-year debentures (2)	Nov. 15, 2037	US$	300		403	415
	3.50%	30-year notes (2)	Nov. 15, 2042	US$	250		336	346
	4.50%	30-year notes (2)	Nov. 7, 2043	US$	250		336	346
	3.95%	30-year notes (2)	Sep. 22, 2045				400	400
	3.20%	30-year notes (2)	Aug. 2, 2046	US$	650		872	-
	4.00%	50-year notes (2)	Sep. 22, 2065				100	100
Illinois Central series:
	7.70%	100-year debentures	Sep. 15, 2096	US$	125		168	173
BC Rail series:
	Non-interest bearing 90-year subordinated notes (4)		July 14, 2094				842	842
Total notes and debentures							$10,905	$10,350
Other
Commercial paper							605	458
Capital lease obligations							344	522
Total debt, gross							11,854	11,330
Net unamortized discount and debt issuance costs (4)							(917)	(903)
Total debt (5)							10,937	10,427
Less: Current portion of long-term debt							1,489	1,442
Total long-term debt							$9,448	$8,985

(1)	The Company’s notes and debentures are unsecured.
(2)	The fixed rate debt securities are redeemable, in whole or in part, at the option of the Company, at any time, at the greater of par and a formula price based on interest rates prevailing at the time of redemption.
(3)	This floating rate note bears interest at the three-month London Interbank Offered Rate (LIBOR) plus 0.17%. The interest rate as at December 31, 2016 was 1.07% (2015 - 0.53%).
(4)	As at December 31, 2016, these notes were recorded as a discounted debt of $10 million (2015 - $10 million) using an imputed interest rate of 5.75% (2015 - 5.75%). The discount of $832 million (2015 - $832 million) is included in Net unamortized discount and debt issuance costs.
(5)	See Note 17 - Financial instruments for the fair value of debt.

Revolving credit facility

The Company has an unsecured revolving credit facility with a consortium of lenders, which is available for general corporate purposes, including backstopping the Company’s commercial paper programs. On March 11, 2016, the credit facility agreement was amended, which increased the credit facility from $800 million to $1.3 billion, effective May 5, 2016, consisting of a tranche for $420 million maturing on May 5, 2019 and a tranche for $880 million maturing on May 5, 2021. The increased capacity provides the Company with additional financial flexibility. The credit facility agreement allows for an increase in the credit facility amount, up to a maximum of $1.8 billion, as well as the option to extend the term by an additional year at each anniversary date, subject to the consent of individual lenders. The credit facility provides for borrowings at various interest rates, including the Canadian prime rate, bankers’ acceptance rates, the U.S. federal funds effective rate and the London Interbank Offered Rate (LIBOR), plus applicable margins, based on CN’s debt credit ratings. The credit facility agreement has one financial covenant, which limits debt as a percentage of total capitalization, and with which the Company is in compliance. As at December 31, 2016 and 2015, the Company had no outstanding borrowings under its revolving credit facility and there were no draws during the years ended December 31, 2016 and 2015.

Commercial paper

The Company has a commercial paper program in Canada and the U.S. Both programs are backstopped by the Company’s revolving credit facility, enabling it to issue commercial paper up to a maximum aggregate principal amount of $1.3 billion, or the US dollar equivalent, on a combined basis, which was increased from $800 million, effective May 5, 2016. As at December 31, 2016, the Company had total commercial paper borrowings of US$451 million ($605 million) (2015 - US$331 million ($458 million)) at a weighted-average interest rate of 0.65% (2015 – 0.41%) presented in Current portion of long-term debt on the Consolidated Balance Sheets. The Company’s commercial paper has a maturity of less than 90 days.

The following table presents the issuances and repayments of commercial paper:

In millions	Year ended December 31,	2016	2015	2014
Issuances of commercial paper		$3,656	$2,624	$2,443
Repayments of commercial paper		(3,519)	(2,173)	(2,720)
Net issuance (repayment) of commercial paper		$137	$451	$(277)

Accounts receivable securitization program

The Company has an agreement to sell an undivided co-ownership interest in a revolving pool of accounts receivable to unrelated trusts for maximum cash proceeds of $450 million. On October 25, 2016, the Company extended the term of its agreement by one year to February 1, 2019. As at December 31, 2016 and 2015, the Company had no proceeds received under the accounts receivable securitization program.

Bilateral letter of credit facilities

The Company has a series of bilateral letter of credit facility agreements. During 2016, the Company extended the expiry date of the majority of these agreements by one year to April 28, 2019, and entered into various uncommitted bilateral letter of credit facility agreements. These agreements are held with various banks to support the Company’s requirements to post letters of credit in the ordinary course of business. Under these agreements, the Company has the option from time to time to pledge collateral in the form of cash or cash equivalents, for a minimum term of one month, equal to at least the face value of the letters of credit issued. As at December 31, 2016, the Company had outstanding letters of credit of $451 million (2015 - $551 million) under the committed facilities from a total available amount of $508 million (2015 - $575 million) and $68 million (2015 - $nil) under the uncommitted facilities. As at December 31, 2016, included in Restricted cash and cash equivalents was $426 million (2015 - $523 million) and $68 million (2015 - $nil) which were pledged as collateral under the committed and uncommitted bilateral letter of credit facilities, respectively.

Capital lease obligations

During 2016, the Company recorded $57 million in assets it acquired through equipment leases (2015 - $nil), for which an equivalent amount was recorded in debt. As at December 31, 2016, the capital lease obligations are secured by properties with a net carrying amount of $403 million (2015 - $603 million). Interest rates for capital lease obligations range from 0.7% to 6.8% with maturity dates in the years 2017 through 2037. As at December 31, 2016, the imputed interest on these leases amounted to $95 million (2015 - $118 million).

Long-term debt maturities

The following table provides the long-term debt maturities, including capital lease repayments on debt outstanding as at December 31, 2016, for the next five years and thereafter:

In millions	Capital leases	Debt	Total
2017 (1)	$212	$1,277	$1,489
2018	17	697	714
2019	10	730	740
2020	16	-	16
2021	6	781	787
2022 and thereafter	83	7,108	7,191
Total	$344	$10,593	$10,937

(1) Current portion of long-term debt.

Amount of US dollar-denominated debt

In millions	December 31,		2016		2015
Notes and debentures		US$	6,675	US$	6,075
Commercial paper			451		331
Capital lease obligations			158		274
Total amount of US dollar-denominated debt in US$		US$	7,284	US$	6,680
Total amount of US dollar-denominated debt in C$			$9,780		$9,245